LEASES - Right-of-use Assets and Right-of-use Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets included in:
Other non-current assets	$ 247	$ 259
Lease liabilities included in:
Accrued and other current liabilities	$ 50	$ 52
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued and other current liabilities	Accrued and other current liabilities
Other non-current liabilities	$ 214	$ 227
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other non-current liabilities	Other non-current liabilities
Present value of remaining lease payments	$ 264	$ 279
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other non-current assets	Other non-current assets